Investments in equity method investees - summarized financial information of equity method investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 USD ($)
Operating data:
Revenue	¥ 996,347	$ 137,300	¥ 941,168	¥ 868,687
Cost of revenue	(598,285)	(82,446)	(586,323)	(549,695)
Income from operations	140,905	19,417	113,350	100,351
Net (loss) income	125,976	$ 17,360	71,332	65,573
Balance sheet data:
Current assets	674,049		752,864		$ 92,886
Current liabilities	435,346		421,507		$ 59,992
Equity method investments
Operating data:
Revenue	473,328		451,861	441,495
Cost of revenue	(339,466)		(312,422)	(297,895)
Income from operations	43,488		56,646	27,163
Net (loss) income	47,012		75,820	¥ (86,761)
Balance sheet data:
Current assets	695,532		619,857
Non-current assets	930,191		788,137
Current liabilities	494,677		469,259
Non-current liabilities	132,780		83,997
Noncontrolling interests and mezzanine equity	¥ 16,991		¥ 13,863